Risks and Uncertainties - Schedule of Total Revenues (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount	$ 7,331,333	$ 15,458,421
Concentration risk percentage	34.70%	43.40%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount		$ 1,844,322
Concentration risk percentage		17.60%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount	$ 4,042,798	$ 6,738,937
Concentration risk percentage	19.10%	18.90%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount	$ 3,759,910		$ 5,554,474
Concentration risk percentage	17.80%		11.00%
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount			$ 5,748,637
Concentration risk percentage			11.40%
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount		$ 2,041,922
Concentration risk percentage		19.50%
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount		$ 1,985,869
Concentration risk percentage		18.90%
Customer Concentration Risk [Member] | Customer G [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount		$ 1,979,011
Concentration risk percentage		18.90%
Customer Concentration Risk [Member] | Customer I [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount		$ 1,185,300
Concentration risk percentage		11.30%
Supplier Concentration Risk [Member] | Purchases Benchmark [Member] | Vendor A [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount	$ 5,785,990
Concentration risk percentage	19.70%
Supplier Concentration Risk [Member] | Purchases Benchmark [Member] | Vendor B [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount	$ 4,903,050
Concentration risk percentage	16.70%
Supplier Concentration Risk [Member] | Purchases Benchmark [Member] | Vendor C [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount	$ 4,384,274	$ 3,722,438
Concentration risk percentage	15.00%	13.80%
Supplier Concentration Risk [Member] | Purchases Benchmark [Member] | Vendor D [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount	$ 3,352,637
Concentration risk percentage	11.40%
Supplier Concentration Risk [Member] | Purchases Benchmark [Member] | Vendor E [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount		$ 11,330,745	$ 15,063,407
Concentration risk percentage		42.00%	32.40%
Supplier Concentration Risk [Member] | Purchases Benchmark [Member] | Vendor F [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount			$ 11,397,173
Concentration risk percentage			24.50%
Supplier Concentration Risk [Member] | Purchases Benchmark [Member] | Vendor G [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount		$ 4,223,162	$ 6,682,636
Concentration risk percentage		15.60%	14.40%